Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
Rental expense included in operating lease	$ 15,732	$ 12,818	$ 10,075
Estimated accrued and other short term liabilities related to litigation contingencies	$ 3,440	$ 3,822